Schedule II: Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts
Valuation and Qualifying Accounts
Balance at Beginning of Year	$ 3.9	$ 3.1	$ 3.3
Charge to Costs and Expenses	2.5	4.2	1.7
Utilization of Reserve	(2.2)	(3.2)	(1.9)
Other, Primarily Impact of Foreign Exchange Rates	(0.2)	(0.2)	0.0
Balance at end of Year	4.0	3.9	3.1
Deferred tax valuation allowance
Valuation and Qualifying Accounts
Balance at Beginning of Year	113.1	80.2	85.9
Charge to Costs and Expenses	(0.5)	36.3	(5.4)
Utilization of Reserve	(28.2)	(0.4)	(0.2)
Other, Primarily Impact of Foreign Exchange Rates	(4.3)	(3.0)	(0.1)
Balance at end of Year	$ 80.1	$ 113.1	$ 80.2